Related Party Transactions	12 Months Ended
Mar. 31, 2024
Related Party Transaction [Line Items]
Related Party Transactions
20. Related Party Transactions
Transactions with Lionsgate
As described in Note 1, Lionsgate utilizes a centralized approach to cash management. Cash generated by the Company or borrowed under certain debt obligations is managed by Lionsgate’s centralized treasury function and is routinely transferred to the Company or to the Starz Business to fund operating activities of the Studio Business and the Starz Business when needed.
Because of this centralized approach to cash management, financial transactions for cash movement and the settlement of payables and receivables when due with Lionsgate are generally accounted for through accumulated deficit (as recast from parent net investment in connection with the reverse recapitalization, see Note 1). Settlements of amounts payable and receivable when due are reflected as cash payments or receipts for the applicable operating transaction within operating activities in the combined statements of cash flows, with the net change in transactions that otherwise would have been presented as a change in parent net investment prior to the recast to accumulated deficit in connection with the reverse recapitalization described in Note 1, included within financing activities in the combined statements of cash flows.
In the normal course of business, the Company enters into transactions with Lionsgate and the Starz Business which include the following, which unless otherwise indicated are settled through accumulated deficit (as recast from parent net investment in connection with the reverse recapitalization, see Note 1) at the time of the transaction:
Licensing of content to the Starz Business:
The Company licenses motion pictures and television programming (including Starz original productions) to the Starz Business. The license fees generally are due upon delivery or due at a point in time following the first showing. License fee amounts due are settled with the Starz Business through accumulated deficit (as recast from parent net investment in connection with the reverse recapitalization, see Note 1). License fees receivable, not yet due from the Starz Business, are reflected in due from the Starz Business on the combined balance sheets. The consideration to which the Company is entitled under the license agreements with the Starz Business is included in revenue from contracts with customers and presented separately in the combined statement of operations (see Note 12).
Corporate expense allocations:
As previously described in Note 1, the accompanying combined financial statements include allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services. During the year ended March 31, 2024, corporate expense allocations, excluding amounts related to share-based compensation discussed below, amounted to $110.6 million (2023 - $100.9 million, 2022 - $80.0 million).
Operating expense reimbursement:
As previously described in Note 1, the Company pays certain expenses on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs. The Starz Business also pays certain expenses on behalf of the Company such as legal expenses, software development costs and severance. These expenditures are reflected in the financial statements of the Studio Business and the Starz Business as applicable.
Share- based compensation:
Lionsgate provides share-based compensation related to the Studio Business employees and as part of its corporate expense allocations a proportionate amount of the share-based compensation related to those corporate functions is allocated to the Studio Business.
Monetization of certain accounts receivables:
The Company has entered into an agreement with Starz for Starz to transfer certain accounts receivables to the Company to participate in the Company’s pooled monetization arrangement. The Company purchases the transferred receivables at fair value and records them at the purchased amount on its balance sheet and classifies the purchase price paid in parent net investment (see Note 19). The accounts receivables purchased from the Starz Business have historically been pledged as collateral under this agreement. Any discount on the purchase of the receivable from the Starz Business is accreted to interest income over the period to collection of the accounts receivable. The accounts receivable purchased from the Starz Business and subsequent collections are reflected as investing activities in the combined statements of cash flows.
Parent Net Investment
The net transfers to and from Lionsgate discussed above were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Cash pooling and general financing activities	$(199.3)	$36.1	$(305.2)
Licensing of content (1)	540.0	733.3	567.7
Corporate reimbursements	7.0	13.3	10.8
Corporate expense allocations (excluding allocation of share-based compensation)	27.9	22.3	19.3
Funding of purchases of accounts receivables held for collateral	(85.5)	(183.7)	(172.9)

Net transfers to (from) Parent per combined statements of cash flows	$290.1	$621.3	$119.7

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Share-based compensation (including allocation of share-based compensation)	(62.5)	(73.4)	(70.2)
Other non-cash transfer	11.9	2.5	—

Net transfers to (from) Parent per combined statements of equity (deficit)	$239.5	$550.4	$49.5

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.
Other Related Party Transactions
In April 2004, a wholly-owned subsidiary of the Company entered into agreements (as amended) with Ignite, LLC (“Ignite”) for distribution rights to certain films. Michael Burns, the Vice Chair and a director of Lionsgate, owns a 65.45% interest in Ignite, and Hardwick Simmons, a director of Lionsgate, owns a 24.24% interest in Ignite. During the year ended March 31, 2024, $0.3 million was paid to Ignite under these agreements (2023-$0.4 million).
See Note 1 and Note 21 for a description of the Business Combination Agreement with SEAC. Harry E. Sloan, a director of Lionsgate, is also the Chairman of SEAC, and owns, directly or indirectly, a material interest in Eagle Equity Partners V, LLC, a Delaware limited liability company, the SEAC sponsor. Mr. Sloan recused himself from the decisions to approve the Business Combination made by both the board of directors of SEAC and Lionsgate.
Transactions with Equity Method Investees
Equity Method Investees.
In the ordinary course of business, the Company is involved in related party transactions with equity method investees. These related party transactions primarily relate to the licensing and distribution of the Company’s films and television programs and the lease of a studio facility owned by a former equity-method investee, for which the impact on the Company’s combined balance sheets and combined statements of operations is as follows (see Note 1 and Note 5):

	March 31,
	2024	2023
	(Amounts in millions)
Combined Balance Sheets
Accounts receivable	$8.1	$10.8
Investment in films and television programs (1)	2.2	7.9
Other assets, noncurrent (1)	—	45.8

Total due from related parties	$10.3	$64.5

Accounts payable (2)	$16.8	$16.8
Other accrued liabilities (1)	—	6.7
Participations and residuals, current	5.5	7.5
Participations and residuals, noncurrent	1.3	2.0
Deferred revenue, current	0.1	—
Other liabilities (1)	—	41.4

Total due to related parties	$23.7	$74.4

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Combined Statements of Operations
Revenues	$3.0	$4.8	$3.0
Direct operating expense	$5.0	$8.3	$6.5
Distribution and marketing expense	$0.8	$0.4	$0.2
Interest and other income	$—	$—	$3.0

(1)
As of March 31, 2023, the Company had certain operating leases related to a studio facility owned by an equity-method investee which was sold during the year ended March 31, 2024. Amounts related to these leases as of March 31, 2023 are included in the table above in investment in films and television programs, other assets - noncurrent, other accrued liabilities and other liabilities.

(2)	Amounts primarily represent production related advances due to certain of its equity method investees.